Disposal of assets and other transactions (Policies)	12 Months Ended
Dec. 31, 2025
Disposal Of Assets And Other Transactions
Accounting Policy for assets and liabilities held for sale

Accounting Policy for assets and liabilities held for sale

Assets and liabilities associated with these assets are classified as held for sale if their carrying amounts will be recovered mainly through a sale transaction.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets and liabilities associated with these assets classified as held for sale are measured at the lower of their carrying amount or fair value less disposal expenses.

For non-current assets classified as held for sale, provisions for decommissioning costs related to these assets are also disclosed. Any commitments for decommissioning assumed by the Company as a result of a sale are recognized after the closing of the transaction, in accordance with the contractual terms.